Annual Fund Operating Expenses - OptumHealth Premier For Participants - JPMorgan Prime Money Market Fund - Premier	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Other Expenses	0.36%
Service Fees	0.30%
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.44%